CONCENTRATION AND RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%	10.00%
Net revenues [Member] | Wuhu Tianjia Internet Technology Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%
Net revenues [Member] | Live Mobile Social Video [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%	11.00%	1.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Cost of revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Cost of revenue [Member] | Apple Inc [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	32.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Wuhu Tianjia Internet Technology Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Consumer Mobile Securities [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%	5.00%	17.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Mobile Games [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	18.00%	14.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Advertising Services [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	18.00%	22.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Enterprise Mobility Including Hardware Sales and Software Development [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	47.00%	45.00%
Geographic Concentration Risk [Member] | Net revenues [Member] | PRC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	87.00%	91.00%	87.00%